Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (152,594)	$ (665)	$ (1,298)	$ (1,506)	$ (154,258)	$ (3,914)	$ (4,690)	$ (3,261)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock-based compensation	140,192		152		140,403	523	660	840
Changes in operating assets and liabilities:
Other assets					9,851	0
Prepaid expenses					(10)	(5)	0	43
Accounts payable					521	0
Accrued expenses					1,231	(88)	(861)	701
Net cash used in operating activities					(2,262)	(3,484)	(4,891)	(1,677)
Financing activities
Business Combination					26	0
Proceeds from related party loans					9,911	7,059	10,872	1,661
Payments of deferred offering costs					(7,602)	(3,574)	(5,981)	0
Net cash (used in) provided by financing activities					2,335	3,485	4,891	1,661
Net change in cash and cash equivalents					73	1	0	(16)
Cash and cash equivalents at beginning of period		$ 12		$ 12	12	12	12	28
Cash and cash equivalents at end of period	$ 85		$ 13		85	13	$ 12	$ 12
Supplemental disclosure of non-cash financing activities:
Related party debt settled in preferred stock pursuant to Debt Exchange Agreement					$ 54,236	$ 0